LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Lease, Cost [Table Text Block]

Year ended
December 31,
2019
RMB

Operating and short-term lease expense	49,079

Finance lease expense	600

Schedule Of Suplemental Cash Flow Information

Year ended
December 31,
2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	43,684
Operating cash flows from finance lease	—

Schedule Of Lease Terms And Discount Rates

	Year ended December 31, 2019

Weighted-average Remaining Lease Term
Operating leases	7.87	Years
Finance lease	10.67	Years
Weighted-average Discount Rate
Operating leases	4.57%

Schedule of Maturities of Lease Liabilities

Amount
RMB

2020	56,270
2021	49,136
2022	46,436
2023	34,139
2024	25,772
Thereafter	130,442
Total lease payments	342,195
Less: interest	(72,616)
Total	269,579
Less: current portion	(53,512)
Non-current portion	216,067